Share Capital and Reserves (Details) - Schedule of outstanding share purchase warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of outstanding share purchase warrants [Abstract]
Number Outstanding, Balance	2,692,622	3,315,581	1,468,538
Weighted Average Exercise Price, Balance	$ 3.61	$ 4.06	$ 3.64
Number Outstanding, Balance	4,486,130	2,692,622	3,315,581
Weighted Average Exercise Price, Balance	$ 6.83	$ 3.61	$ 4.06
Number Outstanding, Exercised	(1,088,713)	(1,056,143)	(154,990)
Weighted Average Exercise Price, Exercised	$ 4.21	$ 1.85	$ 2.09
Number Outstanding, Expired	(492,461)	(438,948)	(347,732)
Weighted Average Exercise Price, Expired	$ 4.21	$ 3.33	$ 2.46
Number Outstanding, Issued	3,374,682	872,532	2,349,365
Weighted Average Exercise Price, Issued	$ 7.5	$ 4.85	$ 3.94